LEASE (Details Narrative)			6 Months Ended		12 Months Ended
	Aug. 13, 2022 USD ($)	Aug. 13, 2022 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Lessee, Lease, Description [Line Items]
Leasing term, description					1) a one-year leasing of management quarters space from December 9, 2022 to December 8, 2023; and 2) a ten-month leasing from February 19,2024 to December 18, 2024.	1) a one-year leasing of management quarters space from December 9, 2022 to December 8, 2023; and 2) a ten-month leasing from February 19,2024 to December 18, 2024.
Ganzhou Yipeng [Member]
Lessee, Lease, Description [Line Items]
Recycling equipment	$ 200,000	¥ 1,500,000
Phase One Lease [Member]
Lessee, Lease, Description [Line Items]
Payments for rent			$ 58,394	¥ 403,248	$ 58,394	¥ 403,248
Phase Two Lease [Member]
Lessee, Lease, Description [Line Items]
Payments for rent			143,148	963,355	$ 143,148	¥ 963,355
Phase Three Lease [Member]
Lessee, Lease, Description [Line Items]
Payments for rent			$ 27,440	¥ 196,567